Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Interest rate swaps [Member]	Dec. 31, 2009 Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Balance of Level 3, Beginning value	$ 0	$ 96.2	$ 56.1	$ 0	$ (15.4)	$ (21.7)
Total losses included in other comprehensive (loss) income					7.6	6.3
Transfers into Level 2					7.8
Balance of Level 3, Ending value	$ 0	$ 96.2	$ 56.1	$ 0	$ 0	$ (15.4)